Debt - Capital Market Activity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 31, 2011 Preferred Security, Xerox Capital Trust I due 2027 [Member]	May 31, 2011 Senior Notes [Member]	May 31, 2011 Senior Notes [Member]	May 31, 2011 Senior Notes [Member] Floating Rate Notes due 2014 [Member]	May 31, 2011 Senior Notes [Member] Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Commercial Paper	$ 100	$ 300
Debt Instrument, Face Amount							300	700
Fixed interest rate (in hundredths)				8.00%				4.50%
Deferred issuance costs					7
Unamortized Debt Issuance Expense	38	42
Percentage of par issued								99.246%
Proceeds from Issuance of Senior Long-term Debt						995
Debt Instrument, Basis Spread on Variable Rate							0.82%
Long-term Debt, Weighted Average Interest Rate								4.595%
Amount of debt extinguished				650
Pre-tax loss on extinguishment	33	15	0	33
After-tax loss on extinguishment				20
Call premium of debt extinguished				10
Unamortized debt costs and other liability carrying value adjustments				23
Unamortized Credit Facility Debt Issuance Costs	$ 2